Trade and other receivables (Details) - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Current trade receivables		$ 242,366,132	$ 266,079,247
Non-current trade receivables		0	0
Other current receivables		33,021,791	33,934,693
Other non-current receivables		1,860,635	3,224,627
Trade and other current receivables		275,387,923	300,013,940
Trade and other non-current receivables		1,860,635	3,224,627
Current Trade Receivables Gross		248,689,430	271,872,068
Non Current Trade Receivables Gross		0	0
Impairment loss estimate
Statement [Line Items]
Current Trade Receivables Gross		(6,323,298)	(5,792,821)
Non Current Trade Receivables Gross		0	0
Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross		152,262,513	154,120,306
International business operating segment
Statement [Line Items]
Current Trade Receivables Gross		47,024,646	66,023,849
Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross		49,402,271	51,727,913
Accounts receivables: | Chile operating segment
Statement [Line Items]
Non Current Trade Receivables Gross		0	0
Accounts receivables: | International business operating segment
Statement [Line Items]
Non Current Trade Receivables Gross		0	0
Accounts receivables: | Wines operating segment
Statement [Line Items]
Non Current Trade Receivables Gross		0	0
Others accounts receivables
Statement [Line Items]
Other current receivables	[1]	33,021,791	33,934,693
Other non-current receivables	[1]	$ 1,860,635	$ 3,224,627

[1]	In Other non-current account receivables mainly tax receivables from Argentinian subsidiaries are presented. Additionally, in 2019 the balance of the remaining 50% from the sale of a land located at Avenida Huasco N° 105, Vallenar, of the subsidiary Compañía Pisquera de Chile S.A. was presented under this item. This payment is going to be made in 2021 by an amount of ThCh$ 1,916,172 and it was reclassified to Other current account receivables as of December 31, 2020.